Significant accounting policies, judgements, estimates and assumptions - Provisions and contingencies, decommissioning, environmental expenditures and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Nominal discount rate	4.50%	4.00%
New and increase in existing provisionsa	$ 4,697
Provisions, discounted cash flow, nominal interest rate	4.50%	4.00%
Liabilities for decommissioning costs, weighted average recognition period	17 years	17 years
Environmental expenditures and liabilities, weighted average recognition period	7 years	6 years
Provision For Decommissioning Costs, Nominal Rate Of Inflation	1.50%	1.50%
Provision For Costs Other Than Decommissioning, Nominal Rate Of Inflation	2.00%	2.00%
Change In nominal interest rate	100.00%
Reduction to provision through change in discount rate	$ 953
Charges for provisions, net of write-back of unused provisions, including change in discount rate	2,963	$ 2,333	$ 4,077
Provision for decommissioning | Within ten years
Disclosure of other provisions [line items]
Provisions, undiscounted cash flow	5,500	5,500
Provision for decommissioning | Ten to twenty years
Disclosure of other provisions [line items]
Provisions, undiscounted cash flow	6,200	5,800
Provision for decommissioning | Later than twenty years
Disclosure of other provisions [line items]
Provisions, undiscounted cash flow	6,700	6,600
Assets previously sold | Provision for decommissioning
Disclosure of other provisions [line items]
New and increase in existing provisionsa	700	600
1.0 percentage point increase [Member]
Disclosure of other provisions [line items]
Reduction to provision through change in discount rate	1,500	1,600
Increase (Decrease) Through Change In Discount Rate, Other Provisions, Impact On Income Statement	400	400
1.0 percentage point increase [Member] | Provision for decommissioning
Disclosure of other provisions [line items]
Increase (decrease) through change in inflation rate, provisions	1,700	1,900
Increase (Decrease) Through Change In Inflation Rate, Provisions, Impact On Income Statement	500	500
Change in timing of future expenditure [Member] | Provision for decommissioning
Disclosure of other provisions [line items]
Charges for provisions, net of write-back of unused provisions, including change in discount rate	300	600
Ten Percentage Point Increase [Member]
Disclosure of other provisions [line items]
Increase (decrease) in provision for decommissioning costs, as result of increased expense	1,200	1,100
Increase (decrease) future decommissioning expenditure, impact on income statement	$ 400	$ 200